Equity	12 Months Ended
Dec. 31, 2022
Disclosure Of Equity [Abstract]
Equity

28.	EQUITY

(1)	Details of equity as of December 31, 2021 and 2022 are as follows (Unit: Korean Won in millions):

	December 31, 2021	December 31, 2022
Capital
Common stock capital	3,640,303	3,640,303
Hybrid securities	2,294,381	3,112,449
Capital surplus
Paid in capital in excess of par	643,544	643,544
Others	38,841	38,841

Sub-total	682,385	682,385

Capital adjustments
Treasury stocks	(3,819)	(3,819)
Other adjustments (*1)	(1,747,242)	(1,780,367)

Sub-total	(1,751,061)	(1,784,186)

Accumulated other comprehensive income
Financial assets at FVTOCI	(162,522)	(645,731)
Changes in capital due to equity method	(138)	475
Gain (loss) on foreign currency translation of foreign operations	(63,781)	(24,202)
Gain (loss) on hedges of net investment in foreign operations	—	(20,701)
Remeasurements of defined benefit plan	(195,944)	55,235
Gain (loss) on valuation of cash flow hedge	5,553	(4,282)
Capital related to non-current assets held for sale	279	—

Sub-total	(416,553)	(639,206)

Retained earnings (*2) (*3)	21,347,472	23,750,152
Non-controlling interest (*4)	3,008,176	2,865,445

Total	28,805,103	31,627,342

(*1)
Included 178,060 million Won in capital transaction gains and losses recognized by Woori Bank and (formerly) Woori Financial Group in 2014 and 2,238,228 million Won due to the spin-off of Gyeongnam Bank and Gwangju Bank.

(*2)
The regulatory reserve for credit losses in retained earnings amounted to 2,568,367 million Won and 2,996,960 million Won and as of December 31, 2021 and 2022, respectively in accordance with the relevant article.

(*3)
The earned surplus reserve in retained earnings amounted to 122,370 million
W
on and 181,860 million
W
on as of December 31, 2021 and 2022 in accordance with the Article 53 of the Financial Holding Company Act.

(*4)
The hybrid securities issued by Woori Bank amounting to 2,555,166 million Won and 2,344,816 million Won as of December 31, 2021 and 2022, respectively, are recognized as non-controlling interests. 144,923 million Won and 113,995 million Won of dividends for the hybrid securities issued by Woori Bank are allocated to net profit and loss of the non-controlling interests for the years ended December 31, 2021 and 2022, respectively.

(2)	The number of authorized shares and others of the Group are as follows:

	December 31, 2021	December 31, 2022
Shares of common stock authorized	4,000,000,000 Shares	4,000,000,000 Shares
Par value	5,000 Won	5,000 Won
Shares of common stock issued	728,060,549 Shares	728,060,549 Shares
Capital stock	3,640,303 million Won	3,640,303 million Won

(3)	Hybrid securities
The bond-type hybrid securities classified as owner’s equity are as follows (Unit: Korean Won in millions):

	Issue date	Maturity	Interest rate (%)	December 31, 2021	December 31, 2022
Securities in local currency	2019-07-18	—	3.49	500,000	500,000
Securities in local currency	2019-10-11	—	3.32	500,000	500,000
Securities in local currency	2020-02-06	—	3.34	400,000	400,000
Securities in local currency	2020-06-12	—	3.23	300,000	300,000
Securities in local currency	2020-10-23	—	3.00	200,000	200,000
Securities in local currency	2021-04-08	—	3.15	200,000	200,000
Securities in local currency	2021-10-14	—	3.60	200,000	200,000
Securities in local currency	2022-02-17	—	4.10	—	300,000
Securities in local currency	2022-07-28	—	4.99	—	300,000
Securities in local currency	2022-10-25	—	5.97	—	220,000
Issuance cost				(5,619)	(7,551)

Total				2,294,381	3,112,449

The hybrid securities mentioned above do not have maturity date but are redeemable after 5 years from date of issuance.

(4)	Accumulated other comprehensive income
Changes in the accumulated other comprehensive income are as follows (Unit: Korean Won in millions):

	For the year ended December 31, 2020
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Classified as held for sale	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(71,914)	115,167	(30,643)	—	(22,443)	(9,833)
Changes in capital due to equity method	915	(3,171)	—	(1,691)	1,338	(2,609)
Gain (loss) on foreign currency translation of foreign operations	(152,987)	(152,486)	—	—	7,110	(298,363)
Remeasurement gain (loss) related to defined benefit plan	(270,977)	13,492	—	—	(3,710)	(261,195)
Gain (loss) on valuation of derivatives designated as cash flow hedges	(5,692)	4,568	—	—	(262)	(1,386)
Capital related to noncurrent assets held for sale	—	—	—	1,691	(465)	1,226

Total	(500,655)	(22,430)	(30,643)	—	(18,432)	(572,160)

(*)
The increase and decrease of financial asset valuation profit or loss at fair value through other comprehensive income is a change due to the period evaluation and the reclassification adjustments amounting to 2,664 million Won are due to disposal of equity securities during the period.

	For the year ended December 31, 2021
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(9,833)	(174,113)	(32,624)	54,048	(162,522)
Changes in capital due to equity method	(2,609)	3,885	—	(1,414)	(138)
Gain (loss) on foreign currency translation of foreign operations	(298,363)	239,614	—	(5,032)	(63,781)
Remeasurement gain (loss) related to defined benefit plan	(261,195)	90,337	—	(25,086)	(195,944)
Gain (loss) on valuation of derivatives designated as cash flow hedges	(1,386)	6,416	1,221	(698)	5,553
Capital related to noncurrent assets held for sale	1,226	(1,306)	—	359	279

Total	(572,160)	164,833	(31,403)	22,177	(416,553)

(*)
The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current
assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (2,220) million Won, 946 million Won and (947) million Won are due to disposal of equity securities, equity method investments and non-current
assets held for sale, respectively during the period.

	For the year ended December 31, 2022
	Beginning balance	Increase (decrease) (*)	Reclassification adjustments	Income tax effect	Ending balance
Net gain (loss) on valuation of financial assets at FVTOCI	(162,522)	(659,906)	21,498	155,199	(645,731)
Changes in capital due to equity method	(138)	6,563	—	(5,950)	475
Gain (loss) on foreign currency translation of foreign operations	(63,781)	33,368	—	6,211	(24,202)
Gain (loss) on hedges of net investment in foreign operations	—	(28,553)	—	7,852	(20,701)
Remeasurement gain (loss) related to defined benefit plan	(195,944)	346,553	—	(95,374)	55,235
Gain (loss) on valuation of cash flow hedge	5,553	(10,373)	(220)	758	(4,282)
Capital related to non-current assets held for sale	279	(385)	—	106	—

Total	(416,553)	(312,733)	21,278	68,802	(639,206)

(*)
The increase(decrease) of financial asset valuation profit or loss at fair value through other comprehensive income and non-current
assets held for sale are changes due to the period evaluation, and the reclassification adjustments amounting to (10,254) million Won and 279 million Won are due to disposal of equity securities and non-current
assets held for sale, respectively during the period.

(5)	Treasury stock
Details of treasury stocks are as follows (Unit: Shares, Korean Won in millions):

	December 31, 2021		December 31, 2022
	Number of shares	Carrying amount	Number of shares	Carrying amount
Beginning balance	2	—	343,991	3,819
Acquisition	343,989	3,819	—	—

Ending balance	343,991	3,819	343,991	3,819